Reconciliation of Amortized Cost to Fair Values of Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Held to Maturity (Fair value of $817.1 and $941.8)	$ 799.2	$ 922.2
GROSS UNREALIZED GAINS	29.0	30.8
GROSS UNREALIZED LOSSES	11.1	11.2
FAIR VALUE	817.1	941.8
Obligations of States and Political Subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Held to Maturity (Fair value of $817.1 and $941.8)	529.4	635.0
GROSS UNREALIZED GAINS	24.6	26.2
GROSS UNREALIZED LOSSES	0.1	0.4
FAIR VALUE	553.9	660.8
Government Sponsored Agency
Schedule of Held-to-maturity Securities [Line Items]
Held to Maturity (Fair value of $817.1 and $941.8)	156.8	169.3
GROSS UNREALIZED GAINS	4.3	4.6
GROSS UNREALIZED LOSSES	0.1	0.2
FAIR VALUE	161.0	173.7
Others
Schedule of Held-to-maturity Securities [Line Items]
Held to Maturity (Fair value of $817.1 and $941.8)	113.0	117.9
GROSS UNREALIZED GAINS	0.1
GROSS UNREALIZED LOSSES	10.9	10.6
FAIR VALUE	$ 102.2	$ 107.3